Cover	Feb. 04, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2022
Entity File Number	001-38207
Entity Registrant Name	Celcuity Inc.
Entity Central Index Key	0001603454
Entity Tax Identification Number	82-2863566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16305 36th Avenue North; Suite 100
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55446
City Area Code	(763)
Local Phone Number	392-0767
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Entity Information, Former Legal or Registered Name	Not Applicable